Finance and Operating Lease	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee Abstract [Abstract]
Disclosure Of Leases Explanatory

42. Finance and Operating Lease

42.1 Finance lease

42.1.1 The Group as finance lessee

The future minimum lease payments arising as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Net carrying amount of finance lease assets	￦	29,817	￦	34,003

Minimum lease payment
Within 1 year		2,555		6,827
1-5 years		2,150		3,553

Total		4,705		10,380

Present value of minimum lease payment
Within 1 year		2,510		6,705
1-5 years		2,059		3,456

Total		4,569		10,161

42.1.2 The Group as finance lessor

Total lease investment and the present value of minimum lease payments as of December 31, 2017 and 2018, are as follows:

	2017				2018
	Total lease investment		Present value of minimum lease payment		Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	654,412	￦	557,188	￦	710,532	￦	618,169
1-5 years		1,330,610		1,215,476		1,225,265		1,121,063

Total	￦	1,985,022	￦	1,772,664	￦	1,935,797	￦	1,739,232

Unearned interest income of finance lease as of December 31, 2017 and 2018, is as follows:

	2017		2018
	(In millions of Korean won)
Total lease investment	￦	1,985,022	￦	1,935,797
Net lease investment
Present value of minimum lease payment		1,772,664		1,739,232

Unearned interest income	￦	212,358	￦	196,565

42.2 Operating lease

42.2.1 The Group as operating lessee

The future minimum lease payments arising from the non-cancellable lease contracts as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Minimum lease payment
Within 1 year	￦	168,707	￦	179,384
1-5 years		196,050		299,900
Over 5 years		34,128		111,906

Total	￦	398,885	￦	591,190

Minimum sublease payment	￦	(3,101)	￦	(6,561)

The lease payment reflected in profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	197,444	￦	208,413	￦	221,305
Sublease payment		(1,026)		(2,441)		(1,804)

Total	￦	196,418	￦	205,972	￦	219,501

42.2.2 The Group as operating lessor

The future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Minimum lease receipts
Within 1 year	￦	163,203	￦	304,204
1-5 years		375,344		985,097
Over 5 years		282,470		280,084

Total	￦	821,017	￦	1,569,385